Investments - Gross Unrealized Losses on Securities in Continuous Loss Position (Details) $ in Millions	Jun. 30, 2018 USD ($) securities	Dec. 31, 2017 USD ($) securities	Dec. 31, 2016 USD ($) securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value		$ 6,639.5	$ 12,989.9
Less Than 12 Months, Gross Unrealized Losses		$ (52.3)	$ (247.2)
Less Than 12 Months, Number of Securities | securities		834	1,337
12 Months or More, Fair Value		$ 3,354.0	$ 0.0
12 Months or More, Gross Unrealized Losses		$ (84.8)	$ 0.0
12 Months or More, Number of Securities | securities		540	0
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 33.5	$ 111.2	$ 273.4
Less Than 12 Months, Gross Unrealized Losses	$ (1.0)	$ (0.3)	$ (5.6)
Less Than 12 Months, Number of Securities | securities	8	4	41
12 Months or More, Fair Value	$ 189.1	$ 206.2	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (7.5)	$ (4.6)	$ 0.0
12 Months or More, Number of Securities | securities	30	30	0
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 510.4	$ 311.8	$ 758.8
Less Than 12 Months, Gross Unrealized Losses	$ (9.6)	$ (2.8)	$ (13.5)
Less Than 12 Months, Number of Securities | securities	74	48	118
12 Months or More, Fair Value	$ 165.5	$ 169.7	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (6.7)	$ (4.1)	$ 0.0
12 Months or More, Number of Securities | securities	38	36	0
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 16,297.7	$ 4,963.8	$ 8,282.2
Less Than 12 Months, Gross Unrealized Losses	$ (437.2)	$ (34.3)	$ (151.7)
Less Than 12 Months, Number of Securities | securities	1,126	396	546
12 Months or More, Fair Value	$ 1,304.2	$ 1,257.7	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (72.2)	$ (26.2)	$ 0.0
12 Months or More, Number of Securities | securities	110	82	0
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 797.9	$ 693.4	$ 2,358.1
Less Than 12 Months, Gross Unrealized Losses	$ (24.3)	$ (7.7)	$ (52.2)
Less Than 12 Months, Number of Securities | securities	186	176	467
12 Months or More, Fair Value	$ 1,476.3	$ 1,509.9	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (74.3)	$ (42.1)	$ 0.0
12 Months or More, Number of Securities | securities	392	351	0
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 591.8	$ 296.5	$ 449.6
Less Than 12 Months, Gross Unrealized Losses	$ (11.4)	$ (1.4)	$ (6.4)
Less Than 12 Months, Number of Securities | securities	50	24	54
12 Months or More, Fair Value	$ 51.3	$ 60.5	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (2.6)	$ (1.7)	$ 0.0
12 Months or More, Number of Securities | securities	18	19	0
Collateralized loan obligations
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 477.9	$ 10.0	$ 384.2
Less Than 12 Months, Gross Unrealized Losses	$ (2.7)	$ 0.0	$ (3.8)
Less Than 12 Months, Number of Securities | securities	31	1	27
12 Months or More, Fair Value	$ 0.0	$ 0.0	$ 0.0
12 Months or More, Gross Unrealized Losses	$ 0.0	$ 0.0	$ 0.0
12 Months or More, Number of Securities | securities	0	0	0
Other debt obligations
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 412.6	$ 218.0	$ 388.6
Less Than 12 Months, Gross Unrealized Losses	$ (10.0)	$ (2.5)	$ (6.8)
Less Than 12 Months, Number of Securities | securities	49	32	48
12 Months or More, Fair Value	$ 88.1	$ 109.3	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (3.9)	$ (3.0)	$ 0.0
12 Months or More, Number of Securities | securities	12	13	0
Total fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 19,121.8	$ 6,604.7	$ 12,894.9
Less Than 12 Months, Gross Unrealized Losses	$ (496.2)	$ (49.0)	$ (240.0)
Less Than 12 Months, Number of Securities | securities	1,524	681	1,301
12 Months or More, Fair Value	$ 3,274.5	$ 3,313.3	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (167.2)	$ (81.7)	$ 0.0
12 Months or More, Number of Securities | securities	600	531	0
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value		$ 34.8	$ 95.0
Less Than 12 Months, Gross Unrealized Losses		$ (3.3)	$ (7.2)
Less Than 12 Months, Number of Securities | securities		153	36
12 Months or More, Fair Value		$ 40.7	$ 0.0
12 Months or More, Gross Unrealized Losses		$ (3.1)	$ 0.0
12 Months or More, Number of Securities | securities		9	0